Intangible Assets (Schedule of Intangible Assets) (Details)																		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Upfront Licensing Fee Paid [Member] CNY	Dec. 31, 2011 Upfront Licensing Fee Paid [Member] CNY	Dec. 31, 2012 Software, Copyrights and Others [Member] CNY	Dec. 31, 2011 Software, Copyrights and Others [Member] CNY	Dec. 31, 2012 Software Technologies [Member] CNY		Dec. 31, 2011 Software Technologies [Member] CNY		Dec. 31, 2012 Non-compete Agreements [Member] CNY	Dec. 31, 2011 Non-compete Agreements [Member] CNY	Dec. 31, 2012 Trademarks [Member] CNY	Dec. 31, 2011 Trademarks [Member] CNY	Dec. 31, 2012 Customer Databases [Member] CNY	Dec. 31, 2011 Customer Databases [Member] CNY	Dec. 31, 2012 In-progress Research and Development with Indefinite Life [Member] CNY		Dec. 31, 2011 In-progress Research and Development with Indefinite Life [Member] CNY
Intangible Assets [Line Items]
Gross carrying amounts		1,579,963,000	1,809,615,000	553,580,000	473,471,000	153,946,000	145,184,000	724,100,000	[1]	833,349,000	[1]	34,848,000	34,848,000	94,181,000	308,492,000	19,308,000	14,271,000
Less: accumulated amortization		(964,415,000)	(867,345,000)	(441,877,000)	(397,888,000)	(122,936,000)	(114,183,000)	(343,422,000)		(293,206,000)		(21,321,000)	(16,780,000)	(26,144,000)	(40,984,000)	(8,715,000)	(4,304,000)
Add: Gross carrying amount of intangible assets with indefinite life																		6,000,000	[1]	95,218,000	[1]
Less: accumulated impairment		(43,197,000)	(42,740,000)
Net book value	92,832,000	578,351,000	994,748,000
Indefinite-lived intangible assets, reclassified																		89,200,000		0
Accumulated impairment of indefinite-lived intangible assets																		6,000,000

[1]	Software technologies includes assets reclassified from in-progress research and development with indefinite life after completion of the associated research and development efforts. Amounts reclassified were nil and RMB 89.2 million during 2011 and 2012, respectively. The remaining RMB6 million of in-progress research and development had been impaired (via accumulated impairment) prior to December 31, 2011.